Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended	12 Months Ended
	Jul. 02, 2020	Apr. 08, 2020	Apr. 03, 2020	Apr. 01, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Proceeds from issuance of preferred stock, net of issuance costs					$ 19,919	$ 49,790	$ 46,658
Term of loan		2 years
Ordinary shares, par value					$ 0.0001	$ 0.0001	$ 0.0001
Paycheck Protection Program Loan
Subsequent Event [Line Items]
Loan proceeds amount		$ 10,000
Interest rate (as a percent)		1.00%
Morgan Hill building
Subsequent Event [Line Items]
Purchase price			$ 13,200
Series B-1 Preferred Stock
Subsequent Event [Line Items]
Issuance of convertible preferred stock at $36.3520 per share (in shares )				550,176
Issue price per share				$ 36.3520
Proceeds from issuance of preferred stock, net of issuance costs				$ 20,000
Subsequent Event [Member] | Merger Agreement | Graf and Merger Sub
Subsequent Event [Line Items]
Ordinary shares, par value	$ 0.0001
Number of shares as consideration	143,575,763
Aggregate amount of common stock agreed to exchange in cash	$ 50,000
Number of additional shares entitled to receive	2,000,000
Minimum cash requirement	$ 200,000
Termination fee	58,900
Subsequent Event [Member] | Morgan Hill building
Subsequent Event [Line Items]
Net proceeds from sale transaction	$ 12,300